Fair value of financial instruments (Details 4) - Other assets [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) [1]
Negative effect
Disclosure of Fair value of financial instruments [Line Items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (659)
Positive effect
Disclosure of Fair value of financial instruments [Line Items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 714

[1]	Changes in +100 bps in the unobservable variables.